Master Trust - Net Investment Income (Details) - EBP 026 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Master Trust [Abstract]
Dividends on Sensient Technologies Corporation stock fund	$ 897,657
Interest and other dividends	9,935,413
Net appreciation of investments based on quoted market prices	54,625,538
Plan’s equity in net investment income of the Master Trust	11,812,449
Master Trust [Member]
Master Trust [Abstract]
Net investment income of Master Trust	$ 65,458,608